Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
Deferred income tax expense (benefit), related to unrealized gain (losses) on available-for-sale securities	$ (10,900,000)	$ (21,600,000)	$ (11,500,000)
Reclassification adjustment of actuarial net (loss) gain included in net income	(26,000)	378,000	218,000
Included in retained earnings, no provision for income tax	21,500,000	21,500,000
Valuation allowance	0	0
Operating loss carryforwards	1,900,000	42,700,000
New Jersey Division of Taxation
Income Tax Contingency [Line Items]
Operating loss carryforwards	173,200,000	236,300,000
Tax credit carryforward, amount	556,000,000,000	2,200,000
New York State Division of Taxation and Finance
Income Tax Contingency [Line Items]
Operating loss carryforwards	1,500,000
Northfield Bancorp, Inc. [Member]
Income Tax Contingency [Line Items]
Reclassification adjustment of actuarial net (loss) gain included in net income	(24,000)	4,000	$ 94,000
Bad debt base year reserve	5,900,000	5,900,000
Federal tax bad debt deferred tax liability	$ 1,700,000	$ 1,700,000